AMERICAN FUNDS FUNDAMENTAL INVESTORS®
AMERICAN FUNDS FUNDAMENTAL INVESTORS®
Prospectus Supplement August 14, 2017

For the following funds with prospectuses dated April 7, 2017–August 1, 2017 (each as supplemented to date)

AMCAP Fund®

American Balanced Fund®

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond Fund®

American Funds Mortgage Fund®

American Funds Short-Term Tax-Exempt Bond Fund®

American Funds Strategic Bond FundSM

American Funds Tax-Exempt Fund of New York®

American High-Income Municipal Bond Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

Limited Term Tax-Exempt Bond Fund of America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

Short-Term Bond Fund of America®

SMALLCAP World Fund,® Inc.

The Tax-Exempt Bond Fund of America®

The Tax-Exempt Fund of California®

U.S. Government Securities Fund®

Washington Mutual Investors FundSM

1.	The first footnote in the “Shareholder fees” table in the “Fees and expenses of the fund” section of the prospectus for each of the funds listed above (other than American Funds Emerging Markets Bond Fund) is amended in its entirety to read as follows:

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

3.	The “Fees and expenses of the fund” section of the prospectus for each of the funds listed below is amended by replacing information on Class A and/or Class 529-A shares in the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the respective information set forth below. Expense information for all other share classes remains unchanged. Except as indicated below each table, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN FUNDS FUNDAMENTAL INVESTORS®		Class A	Class 529-A
Management fees		0.25%	0.25%
Distribution and/or service (12b-1) fees	[1]	0.25%	0.23%
Other expenses		0.12%	0.22%
Total annual fund operating expenses		0.62%	0.70%
[1]	Restated to reflect current fees.

Example
Expense Example - AMERICAN FUNDS FUNDAMENTAL INVESTORS® - USD ($)	Class A	Class 529-A
1 year	$ 635	$ 642
3 years	762	786
5 years	901	942
10 years	$ 1,305	$ 1,395

Keep this supplement with your prospectus.